SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenue Recognition Long Term Contract, Description	Recognizes 100% of the contractual revenue upon receipt of customer acceptance as the Company estimates that no further major costs will be incurred under a contract
Asset Impairment Charges	$ 0	$ 23,711	$ 715,246
Goodwill, Impairment Loss	0	0	286,610
Effective Value Added Tax Rate	17.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserved, Balance, Maximum ,Description	50% of the registered capital
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(275,341)	1,326,011	86,641
Change in Accounting Estimate, Financial Effect	If the estimated total costs of integrated solution contracts, which are revised during the year ended June, 30, 2012, had been used as a basis of recognition of contract revenue since the contract commencement, net income, basic net income per share, and diluted net income per share for the year ended June 30, 2012, would have decreased by $13,109,779, $0.24, and $0.23, respectively
Concentration Risk, Customer	The Company has no customer that individually comprised 10% or more of the outstanding balance	The Company has no customer that individually comprised 10% or more of the outstanding balance
Percentage Of Currency Depreciation	2.22%	4.64%	0.61%
Prepaid land leases	6,870,076	6,171,879
Equity Method Investee [Member]
Impairment loss on long-term investment	0	0	152,732
Cost Method Investee [Member]
Impairment loss on long-term investment	$ 0	$ 165,948	$ 0
Internally Developed Software Products [Member]
Percentage Of Value Added Tax Refunded	14.00%
Minimum [Member]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Land Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	5 years
Maximum [Member] | Land Use Rights [Member]
Finite-Lived Intangible Asset, Useful Life	50 years